CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) shares in Thousands, $ in Thousands	General Partner [Member]	Limited Partner [Member]	Receivables from Stockholder [Member]	Total
Beginning balance, value at Dec. 31, 2017	$ 5,464	$ 791,669	$ (29,423)	$ 767,710
Partners' Capital Account, Units, Beginning Balance at Dec. 31, 2017	201,086	9,853,181
Cash distribution paid ($0.05 per unit — see Note 20)	$ (205)	$ (10,056)	0	(10,261)
Proceeds from public offering and issuance of units, net of offering costs (see Note 12)	0	$ 33,373	0	33,373
Proceeds from public offering and issuance of units, net of offering costs (see Note 13), units		1,228,133
Net proceeds from issuance of general partner units (see Note 12)	$ 714	$ 0	0	714
Net proceeds from issuance of general partner units (see Note 13), units	25,064
Issuance of restricted common units (see Note 12)	$ 91	$ 1,620	0	1,711
Issuance of restricted common units (see Note 13), units	3,856	188,970
Stock based compensation (see Note 12)	$ 0	$ 830	0	830
Distribution of Navios Containers' shares ($4.96 per unit – see Note 19)	0	(4,243)	0	(4,243)
Net loss	(262)	(12,819)	0	(13,081)
Ending balance, value at Dec. 31, 2018	$ 5,802	$ 800,374	(29,423)	776,753
Partners' Capital Account, Units, Ending Balance at Dec. 31, 2018	230,006	11,270,284
Cash distribution paid ($0.05 per unit — see Note 20)	$ (276)	$ (13,274)	0	(13,550)
Acquisition of treasury stock (see Note 12)	0	(4,499)	0	(4,499)
Issuance of restricted common units (see Note 12)	$ 8	$ 191	0	199
Issuance of restricted common units (see Note 13), units	518	29,396
Stock based compensation (see Note 12)	$ 0	$ 1,827	0	1,827
Distribution of Navios Containers' shares ($4.96 per unit – see Note 19)				0
Net loss	(1,235)	$ (60,899)		(62,134)
Partners' Capital Account, Units, Treasury Units Purchased		(312,952)
Issuance of capital surplus		1,058
Cancellation of units		(107)
Settlement of Note Receivable following Navios Europe I liquidation (see Note 17)	0	$ 0	29,423	29,423
Ending balance, value at Dec. 31, 2019	$ 4,299	$ 723,720		728,019
Partners' Capital Account, Units, Ending Balance at Dec. 31, 2019	230,524	10,987,679
Cash distribution paid ($0.05 per unit — see Note 20)	$ (161)	$ (7,711)	0	(7,872)
Proceeds from public offering and issuance of units, net of offering costs (see Note 12)	$ 47	$ 2,231	0	2,278
Proceeds from public offering and issuance of units, net of offering costs (see Note 13), units	7,298	357,508
Stock based compensation (see Note 12)	$ 0	$ 946	0	946
Distribution of Navios Containers' shares ($4.96 per unit – see Note 19)				0
Net loss	(1,368)	(67,173)		(68,541)
Ending balance, value at Dec. 31, 2020	$ 2,817	$ 652,013		$ 654,830
Partners' Capital Account, Units, Ending Balance at Dec. 31, 2020	237,822	11,345,187